Consolidated Statement of Changes in Equity - GBP (£)	Total	Share capital	Share premium	Merger Reserve	Deferred shares	Foreign exchange reserve	Share-based payment reserve	Fair Value reserve	Retained earnings/ (accumulated losses)
Beginning of period	£ 27,653,000	£ 0	£ 32,303,000	£ 0	£ 0	£ 0	£ 1,680,000	£ 0	£ (6,330,000)
Loss for the year	(6,317,000)								(6,317,000)
Foreign exchange loss on translation of subsidiaries	(8,000)					(8,000)
Change in fair value of financial assets through OCI	0
Total comprehensive loss for the year	(6,325,000)					(8,000)			(6,317,000)
Share-based payment charge	711,000						711,000
Issue of share capital	15,000		15,000
Exercise of share options	0						(507,000)		507,000
End of period at Dec. 31, 2018	27,653,000	0	32,303,000	0	0	0	1,680,000	0	(6,330,000)
Beginning of period	22,054,000	0	32,318,000	0	0	(8,000)	1,884,000	0	(12,140,000)
Loss for the year	(22,283,000)								(22,283,000)
Foreign exchange loss on translation of subsidiaries	(103,000)					(103,000)
Change in fair value of financial assets through OCI	0
Total comprehensive loss for the year	(22,386,000)					(103,000)			(22,283,000)
Share-based payment charge	2,074,000						2,074,000
Issue of share capital	56,770,000		56,770,000
Exercise of share options	11,000		11,000				(369,000)		369,000
End of period at Dec. 31, 2019	22,054,000	0	32,318,000	0	0	(8,000)	1,884,000	0	(12,140,000)
Beginning of period	58,523,000	0	89,099,000	0	0	(111,000)	3,589,000	0	(34,054,000)
Loss for the year	(49,231,000)								(49,231,000)
Foreign exchange loss on translation of subsidiaries	(549,000)					(548,000)	(1,000)
Change in fair value of financial assets through OCI	(109,000)							(109,000)
Total comprehensive loss for the year	(49,889,000)					(548,000)	(1,000)	(109,000)	(49,231,000)
Share-based payment charge	10,466,000						10,466,000
Share issued on acquisition of subsidiary	13,887,000	1,000	13,886,000
Issue of share capital	533,816,000	12,000	533,804,000
Transfer of gain on disposal of equity instruments at fair value through OCI to retained earnings	0							(90,000)	90,000
Exercise of share options	10,000		14,000				(1,124,000)		1,120,000
Share for share exchange	218,011,000	630,475		217,381,000
Bonus issue	0	217,380,650		(217,381,000)
Share capital reduction	0	(217,380,650)							217,381,000
Nominal value reduction	0	(580,327)							580,000
Reorganisation elimination entry	(218,011,000)		(272,224,000)	54,213,000
Share split	0	(3,000)			3,000
End of period at Dec. 31, 2020	58,523,000	0	89,099,000	0	0	(111,000)	3,589,000	0	(34,054,000)
Beginning of period	£ 566,813,000	£ 60,000	£ 364,579,000	£ 54,213,000	£ 3,000	£ (659,000)	£ 12,930,000	£ (199,000)	£ 135,886,000